CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                May 19, 2016


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:          First Trust Exchange-Traded Fund VII
                 (Registration Nos. 333-184918 and 811-22767)
               ------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of a Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on May 19, 2016. This filing relates to First Trust Alternative Absolute Return Strategy ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP


                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren

Enclosures